FINANCE LEASE LIABILITIES (Schedule of Outstanding Interest Bearing Loans and Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Statement Line Items [Line Items]
Nominal interest rate			4.00%
Year of maturity			April 1, 2045
Fair value	$ 962	$ 886
Carrying value	$ 962	$ 886
Finance lease liabilities [Member]
Statement Line Items [Line Items]
Currency	Euro	Euro
Nominal interest rate	4.53%	4.54%
Year of maturity	2023	2020
Fair value	$ 648	$ 835
Carrying value	$ 648	$ 835
Finance lease liabilities Two [Member]
Statement Line Items [Line Items]
Currency	USD	USD
Nominal interest rate	5.51%	5.51%
Year of maturity	2023	2019
Fair value	$ 314	$ 51
Carrying value	$ 314	$ 51